Debt (Details Textual)							12 Months Ended
	Dec. 22, 2015	Jul. 29, 2015	Jan. 30, 2015	Dec. 30, 2014	Jul. 30, 2014	Jun. 27, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 12, 2016 USD ($)	Jan. 15, 2015 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)
Debt Instrument [Line Items]
Senior Notes, net							$ 72,199,000	$ 71,671,000
Write off of deferred financing costs							$ 3,781,000	$ 16,085,000	$ 0
Number of credit agreements							7
Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period							2.23%
Maximum
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period							6.00%
Secured Debt
Debt Instrument [Line Items]
Number of credit agreements							7
Percentage of the value any new Equity Issues after December 31, 2013							25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth							50.00%
Minimum liquidity							$ 25,000,000
Minimum liquidity per owned vessels							$ 700,000
Minimum Fair value of the collateral of each credit facility							140.00%
Debt Instrument, Covenant Compliance							we are in compliance with the financial covenants of each of our seven credit facilities.
Secured Debt | Minimum
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital							0.60
Consolidated Net worth required							$ 100,000,000
Secured Debt | Maximum
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital							1.00
Consolidated Net worth required							$ 500,000,000
Secured Debt | From the Quarter ending March 31, 2019 until and including the Quarter ending June 30, 2019
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense							100.00%
Secured Debt | From the quarter ending June 30, 2019 until the quarter ending September 30,2019 | Minimum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense							250.00%
Secured Debt | From the quarter ending June 30, 2019 until the quarter ending September 30,2019 | Maximum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense							100.00%
Secured Debt | For Each Quarter Thereafter [Member] | Minimum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense							250.00%
Secured Debt | For Each Quarter Thereafter [Member] | Maximum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense							100.00%
Senior Notes | Unsecured Debt [Member]
Debt Instrument [Line Items]
Senior Notes repurchase, remaining authorized amount										$ 20,000,000
Senior Notes, net												$ 8,600,000	$ 65,000,000
Debt Instrument, Interest Rate, Stated Percentage													7.50%
Debt Instrument, Redemption Price, Percentage							100.00%
Debt Instrument, Sinking Fund Description							No sinking fund is provided for the Senior Notes
Senior Notes, Denomination													$ 25.00
Repurchase price of Notes (as a percentage)							101.00%
Maximum net borrowings allowed as a percentage to total assets							70.00%
Minimum Net Worth Required for Compliance							$ 500,000,000
Senior Notes | Unsecured Debt [Member] | Maximum
Debt Instrument [Line Items]
Authorized repurchase of outstanding Senior Notes										$ 20,000,000
$39.6 Million Credit facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description						September 28, 2020
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		July 29, 2021
Extension of Debt Availability period to accommodate delivery delays							The lenders also agreed to extend the availability period of the credit facility to June 30, 2017 (from December 31, 2016) in order to accommodate delivery delays of certain vessels.
Reduction to available loan amount							$ 16,800,000
Write off of deferred financing costs							600,000
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description			6 years from each Kamsarmax drawdown and September 21, 2021 on the Ultramax tranche
$409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description				December 30, 2020
Reduction to available loan amount							38,600,000
Write off of deferred financing costs							$ 3,000,000
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	December 22, 2020
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	5 years from each drawdown
Amount of quarterly installments added to future date							8
$67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description					7 years from each drawdown
Write off of deferred financing costs							$ 200,000
Minimum Fair value of the collateral of each credit facility							115.00%
Payment Deferral [Member] | $39.6 Million Credit facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt							$ 500,000
Payment Deferral [Member] | $39.6 Million Credit facility | Secured Debt | Quarterly installments not due until 2nd Qtr 2020 [Member]
Debt Instrument [Line Items]
Amount of quarterly installments added to future date							8
Payment Deferral [Member] | $39.6 Million Credit facility | Secured Debt | Payments added to balloon in exchange for Prepayment [Member]
Debt Instrument [Line Items]
Repayments of Debt							$ 4,700,000
Payment Deferral [Member] | $330 Million Credit Facility | Secured Debt | Quarterly installment payments waived until 2nd Qtr 2017 [Member]
Debt Instrument [Line Items]
Repayments of Debt							23,800,000
Payment Deferral [Member] | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt							800,000
Payment Deferral [Member] | $42 Million Credit Facility | Secured Debt | Eight Quarterly added to Balloon payment in exchange for advanced payment [Member]
Debt Instrument [Line Items]
Repayments of Debt							$ 6,500,000
Amount of quarterly installments added to future date							8
Payment Deferral [Member] | $409 Million Credit Facility | Secured Debt | Deferral of Seven and Eight Quarterly Payment to between the 1st and 4th Quarter of 2020 [Member]
Debt Instrument [Line Items]
Repayments of Debt							$ 26,800,000
Payment Deferral [Member] | $409 Million Credit Facility | Secured Debt | Deferral of Seven and Eight Quarterly Payment to between the 1st and 4th Quarter of 2020 [Member] | Minimum
Debt Instrument [Line Items]
Deferral of Payments							7
Payment Deferral [Member] | $409 Million Credit Facility | Secured Debt | Deferral of Seven and Eight Quarterly Payment to between the 1st and 4th Quarter of 2020 [Member] | Maximum
Debt Instrument [Line Items]
Deferral of Payments							8
Payment Deferral [Member] | $12.5 Million Credit Facility | Secured Debt | Four Quarterly added to Balloon payment in exchange for advanced payment [Member] [Member]
Debt Instrument [Line Items]
Repayments of Debt							$ 800,000
Amount of quarterly installments added to future date							4
Payment Deferral [Member] | $27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt							$ 800,000
Payment Deferral [Member] | $27.3 Million Credit Facility | Secured Debt | Eight Quarterly added to Balloon payment in exchange for advanced payment [Member]
Debt Instrument [Line Items]
Repayments of Debt							$ 3,100,000
Payment Deferral [Member] | $67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Amount of quarterly installments added to future date							8
Payment Deferral [Member] | $67.5 Million Credit Facility | Secured Debt | Eight Quarterly added to Balloon payment in exchange for advanced payment [Member]
Debt Instrument [Line Items]
Prepayments on Secured Credit Facilities							$ 8,000,000
Extended Maturity [Member] | $39.6 Million Credit facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description							The Company also reached an agreement with the lender to extend the maturity date of this facility from June 2019 to September 2020 subject to the Company meeting certain conditions on or before June 2019
Principal Forgiveness [Member] | $67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt							$ 2,500,000
Reduction to available loan amount							$ 4,400,000
Capesize pool [Member] | $411.3 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 411,264,000
Number of vessels sold							12
Repayments of Secured Debt							$ 83,300,000
Ultramax pool [Member] | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Credit Facility Increase							10,900,000
Line of Credit Facility, Maximum Borrowing Capacity							$ 42,000,000
Contracts to acquire New Vessels							1